GOODWILL AND OTHER INTANGIBLE ASSETS - Schedule of Estimated Amortization Expense (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 71
2018	63
2019	52
2020	48
2021	$ 14